Securities Act of 1933 Registration No. 033-60973

Investment Company Act of 1940 Registration No. 811-07319

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.  ______

[X] Post-Effective Amendment No.  123

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X] Amendment No.  123

Fidelity Covington Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Margaret Carey, Secretary and Chief Legal Officer

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

[X] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, October 11, 2024, for the Post-Effective Amendment previously filed on June 28, 2024, for the fund(s).

The Post-Effective Amendment(s) filed on June 28, 2024, for the other fund(s) in the trust are not affected by this request.

The Prospectus(es) and Statement(s) of Additional Information (SAI) for the fund(s) are identical to those filed in Post-Effective Amendment No. 121, the Part C is identical to the Part C filed in Post-Effective Amendment No. 121, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 123 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 12th day of September 2024.

Fidelity Covington Trust
By	/s/Stacie M. Smith Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith Stacie M. Smith		President and Treasurer	September 12, 2024
(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	September 12, 2024
John J. Burke III		(Principal Financial Officer)

/s/Vijay C. Advani	*	Trustee	September 12, 2024
Vijay C. Advani

/s/Thomas P. Bostick	*	Trustee	September 12, 2024
Thomas P. Bostick

/s/Donald F. Donahue	*	Trustee	September 12, 2024
Donald F. Donahue

/s/Bettina Doulton	*	Trustee	September 12, 2024
Bettina Doulton

/s/Vicki L. Fuller	*	Trustee	September 12, 2024
Vicki L. Fuller

/s/Patricia L. Kampling	*	Trustee	September 12, 2024
Patricia L. Kampling

/s/Thomas Kennedy	*	Trustee	September 12, 2024
Thomas Kennedy

/s/Robert A. Lawrence	*	Trustee	September 12, 2024
Robert A. Lawrence

/s/Oscar Munoz	*	Trustee	September 12, 2024
Oscar Munoz

/s/Karen B. Peetz	*	Trustee	September 12, 2024
Karen B. Peetz

/s/David M. Thomas	*	Trustee	September 12, 2024
David M. Thomas

/s/Susan Tomasky	*	Trustee	September 12, 2024
Susan Tomasky

/s/Michael E. Wiley	*	Trustee	September 12, 2024
Michael E. Wiley

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated July 16, 2024, and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Capital Trust

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after July 16, 2024.

WITNESS our hands on this sixteenth day of July 2024.

/s/Vijay C. Advani	/s/Robert A. Lawrence
Vijay C. Advani	Robert A. Lawrence

/s/Thomas P. Bostick	/s/Oscar Munoz
Thomas P. Bostick	Oscar Munoz

/s/Donald F. Donahue	/s/Karen B. Peetz
Donald F. Donahue	Karen B. Peetz

/s/Bettina Doulton	/s/David M. Thomas
Bettina Doulton	David M. Thomas

/s/Vicki L. Fuller	/s/Susan Tomasky
Vicki L. Fuller	Susan Tomasky

/s/Patricia L. Kampling	/s/Michael E. Wiley
Patricia L. Kampling	Michael E. Wiley

/s/Thomas Kennedy
Thomas Kennedy